Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
1
January 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
January 31, 2026
(Unaudited)
Principal
Amount Value
CORPORATE BONDS — 33.0%
Banks — 9 .8%
$ 1,247,000 Bank of America Corp.,
(SOFR RATE + 1.630%),
5 .20% , 04/25/29 (a) ......... $ 1,277,354
102,000 Bank of Montreal, Series H, MTN,
4 .70% , 09/14/27 ........... 103,283
137,000 Bank of New York Mellon Corp.
(The),
(SOFR RATE + 1.026%),
4 .95% , 04/26/27 (a) ......... 137,321
1,000,000 Bank of New York Mellon Corp.
(The),
(SOFR RATE + 0.680%),
4 .44% , 06/09/28 (a) ......... 1,007,489
1,000,000 Barclays Plc,
(SOFR RATE + 0.960%),
5 .09% , 02/25/29 (a) ......... 1,019,519
500,000 BNP Paribas SA,
(SOFR RATE + 1.450%),
4 .79% , 05/09/29 (a) (b) ....... 505,867
400,000 Citibank NA,
4 .93% , 08/06/26 ........... 401,966
672,000 Citigroup, Inc.,
(3 mo. Term SOFR + 1.652%),
3 .67% , 07/24/28 (a) ......... 668,765
500,000 Fifth Third Bancorp,
(SOFR RATE + 2.340%),
6 .34% , 07/27/29 (a) ......... 525,667
640,000 Goldman Sachs Bank USA,
(SOFR RATE + 0.750%),
5 .41% , 05/21/27 (a) ......... 642,770
999,000 JP Morgan Chase & Co.,
(SOFR RATE + 1.015%),
2 .07% , 06/01/29 (a) ......... 955,339
1,000,000 JP Morgan Chase & Co.,
(SOFR RATE + 0.840%),
4 .35% , 01/22/32 (a) ......... 997,366
1,500,000 Morgan Stanley Private Bank NA,
(SOFR RATE + 1.080%),
4 .73% , 07/18/31 (a) ......... 1,519,717
500,000 Royal Bank of Canada GMTN,
(SOFR Index + 0.810%),
4 .72% , 03/27/28 (a) ......... 504,496
952,000 Sumitomo Mitsui Financial Group,
Inc.,
2 .63% , 07/14/26 ........... 946,890
87,000 Toronto-Dominion Bank (The)
GMTN,
5 .53% , 07/17/26 ........... 87,660
Principal
Amount Value
Banks (continued)
$ 850,000 UBS AG,
(SOFR RATE + 0.720%),
4 .86% , 01/10/28 (a) ......... $ 857,418
1,000,000 US Bancorp,
(SOFR RATE + 0.867%),
4 .48% , 01/26/32 (a) ......... 1,002,181
650,000 US Bank NA,
(SOFR RATE + 0.690%),
4 .51% , 10/22/27 (a) ......... 652,714
420,000 Wells Fargo & Co. GMTN,
(SOFR RATE + 1.070%),
5 .71% , 04/22/28 (a) ......... 428,406
14,242,188
Consumer Discretionary — 2 .5%
92,000 American Honda Finance Corp.
GMTN,
(SOFR RATE + 0.770%),
4 .47% , 03/12/27 (a) ......... 92,181
87,000 Clorox Co. (The),
3 .90% , 05/15/28 ........... 86,928
877,000 General Motors Financial Co., Inc.,
5 .40% , 05/08/27 ........... 891,059
1,500,000 Hyundai Capital America,
4 .90% , 06/23/28 (b) ......... 1,524,860
400,000 Marriott International, Inc.,
5 .55% , 10/15/28 ........... 415,377
218,000 Southwest Airlines Co.,
5 .13% , 06/15/27 ........... 220,630
400,000 Toyota Motor Credit Corp. GMTN,
4 .55% , 08/07/26 ........... 401,574
3,632,609
Consumer Staples — 0 .2%
250,000 Mars, Inc.,
4 .45% , 03/01/27 (b) ......... 251,835
Energy — 1 .8%
114,000 BP Capital Markets America, Inc.,
3 .94% , 09/21/28 ........... 114,129
113,000 Enbridge, Inc.,
6 .00% , 11/15/28 ........... 118,691
627,000 Energy Transfer LP,
4 .95% , 06/15/28 ........... 638,162
575,000 Pioneer Natural Resources Co.,
1 .90% , 08/15/30 ........... 521,541
237,000 Williams Cos., Inc. (The),
5 .40% , 03/02/26 ........... 237,333
1,000,000 Williams Cos., Inc. (The),
4 .80% , 11/15/29 ........... 1,019,808
2,649,664

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
2
January 31, 2026
(Unaudited)
Principal
Amount Value
Financial Services — 4 .6%
$ 950,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
6 .10% , 01/15/27 ........... $ 968,030
500,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
4 .38% , 11/15/30 ........... 497,637
247,000 Air Lease Corp.,
5 .85% , 12/15/27 ........... 254,454
152,000 American Express Co.,
(SOFR RATE + 1.000%),
5 .10% , 02/16/28 (a) ......... 153,763
500,000 Arthur J Gallagher & Co.,
4 .60% , 12/15/27 ........... 505,654
641,000 Capital One Financial Corp.,
(SOFR RATE + 2.080%),
5 .47% , 02/01/29 (a) ......... 656,977
151,000 Corebridge Financial, Inc.,
3 .65% , 04/05/27 ........... 150,338
500,000 Corebridge Global Funding,
4 .90% , 01/07/28 (b) ......... 508,235
500,000 Lincoln Financial Global Funding,
4 .63% , 05/28/28 (b) ......... 505,025
1,000,000 Metropolitan Life Global Funding I,
4 .15% , 08/25/28 (b) ......... 1,004,583
400,000 New York Life Global Funding MTN,
3 .90% , 10/01/27 (b) ......... 400,386
1,000,000 PayPal Holdings, Inc.,
4 .45% , 03/06/28 ........... 1,010,695
6,615,777
Health Care — 1 .8%
259,000 CVS Health Corp.,
1 .30% , 08/21/27 ........... 248,374
1,000,000 CVS Health Corp.,
5 .40% , 06/01/29 ........... 1,035,481
667,000 HCA, Inc.,
5 .38% , 09/01/26 ........... 667,700
545,000 Merck & Co., Inc.,
4 .15% , 09/15/30 ........... 547,425
87,000 Pfizer Investment Enterprises Pte Ltd.,
4 .45% , 05/19/28 ........... 87,914
2,586,894
Industrials — 3 .9%
1,500,000 Amphenol Corp.,
3 .90% , 11/15/28 ........... 1,499,726
400,000 Caterpillar Financial Services Corp.,
4 .40% , 10/15/27 ........... 404,541
627,000 L3Harris Technologies, Inc.,
5 .40% , 01/15/27 ........... 635,652
Principal
Amount Value
Industrials (continued)
$ 87,000 Ryder System, Inc. MTN,
5 .30% , 03/15/27 ........... $ 88,175
1,000,000 Uber Technologies, Inc.,
4 .50% , 08/15/29 (b) ......... 995,903
500,000 Union Pacific Corp.,
3 .95% , 09/10/28 ........... 501,045
1,500,000 Waste Management, Inc.,
3 .88% , 01/15/29 ........... 1,497,874
5,622,916
Information Technology — 3 .3%
1,000,000 Advanced Micro Devices, Inc.,
4 .21% , 09/24/26 ........... 1,002,948
354,000 Broadcom, Inc.,
5 .05% , 07/12/27 ........... 360,277
102,000 Fiserv, Inc.,
5 .15% , 03/15/27 ........... 103,116
1,000,000 Microchip Technology, Inc.,
4 .90% , 03/15/28 ........... 1,015,900
750,000 Oracle Corp.,
1 .65% , 03/25/26 ........... 747,347
1,500,000 Roper Technologies, Inc.,
4 .25% , 09/15/28 ........... 1,508,477
4,738,065
Materials — 0 .3%
170,000 Glencore Funding LLC,
5 .34% , 04/04/27 (b) ......... 172,659
200,000 Owens Corning,
5 .50% , 06/15/27 ........... 203,847
376,506
Real Estate — 0 .5%
800,000 Brixmor Operating Partnership LP
REIT,
3 .90% , 03/15/27 ........... 798,787
Telecommunication Services — 1 .5%
1,000,000 AT&T, Inc.,
4 .70% , 08/15/30 ........... 1,016,344
1,174,000 T-Mobile USA, Inc.,
3 .75% , 04/15/27 ........... 1,170,956
2,187,300
Utilities — 2 .8%
1,200,000 Constellation Energy Generation LLC,
3 .90% , 01/08/28 ........... 1,198,588
900,000 DTE Energy Co.,
4 .95% , 07/01/27 ........... 911,284
1,000,000 Duke Energy Progress LLC,
4 .35% , 03/06/27 ........... 1,007,006

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
3
January 31, 2026
(Unaudited)
Principal
Amount Value
Utilities (continued)
$ 117,000 National Rural Utilities Cooperative
Finance Corp. MTN,
5 .05% , 09/15/28 ........... $ 119,960
500,000 NextEra Energy Capital Holdings,
Inc.,
4 .69% , 09/01/27 ........... 505,721
217,000 Public Service Enterprise Group, Inc.,
5 .88% , 10/15/28 ........... 226,546
97,000 Southern Co. (The),
4 .85% , 06/15/28 ........... 98,785
4,067,890
Total Corporate Bonds
(Cost $47,388,658)
47,770,431
ASSET-BACKED SECURITIES — 4.6%
BERMUDA — 0 .2%
Collateralized Loan Obligations — 0 .2%
250,000 Rad CLO 25 Ltd., Series 2024-25A,
Class A1,
(3 mo. Term SOFR + 1.460%),
5 .13% , 07/20/37 (a) (b) ....... 250,950
CAYMAN ISLANDS — 0 .6%
Collateralized Loan Obligations — 0 .6%
500,000 Benefit Street Partners CLO
XVIII Ltd., Series 2019-18A,
Class AR2,
(3 mo. Term SOFR + 1.240%),
4 .91% , 10/15/38 (a) (b) ....... 501,779
400,000 Palmer Square CLO Ltd., Series 2024-
3A, Class A,
(3 mo. Term SOFR + 1.350%),
5 .02% , 07/20/37 (a) (b) ....... 401,787
903,566
JERSEY CHANNEL ISLANDS — 0 .2%
Collateralized Loan Obligations — 0 .2%
250,000 Golub Capital Partners CLO Ltd.,
Series 2024-74A, Class A,
(3 mo. Term SOFR + 1.500%),
5 .17% , 07/25/37 (a) (b) ....... 250,925
UNITED STATES — 3 .6%
Other Asset-Backed Securities — 3 .6%
500,000 BMW Vehicle Owner Trust, Series
2025-A, Class A4,
4 .66% , 12/27/32 ........... 509,024
45,188 CarMax Auto Owner Trust, Series
2023-1, Class A3,
4 .75% , 10/15/27 ........... 45,274
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 500,000 CarMax Auto Owner Trust, Series
2024-4, Class A3,
4 .60% , 10/15/29 ........... $ 505,118
500,000 CarMax Auto Owner Trust, Series
2025-1, Class A3,
4 .84% , 01/15/30 ........... 507,675
15,035 CNH Equipment Trust, Series 2024-
B, Class A2A,
5 .42% , 10/15/27 ........... 15,045
66,575 Enterprise Fleet Financing LLC, Series
2024-2, Class A2,
5 .74% , 12/20/26 (b) ......... 66,774
500,000 Honda Auto Receivables Owner Trust,
Series 2025-1, Class A3,
4 .57% , 09/21/29 ........... 505,418
22,847 Hyundai Auto Receivables Trust, Series
2022-C, Class A3,
5 .39% , 06/15/27 ........... 22,887
361,385 Hyundai Auto Receivables Trust, Series
2023-C, Class A3,
5 .54% , 10/16/28 ........... 364,102
300,000 John Deere Owner Trust, Series 2024-
B, Class A3,
5 .20% , 03/15/29 ........... 304,256
526,839 Kubota Credit Owner Trust, Series
2023-2A, Class A3,
5 .28% , 01/18/28 (b) ......... 530,544
71,543 Kubota Credit Owner Trust, Series
2024-2A, Class A2,
5 .45% , 04/15/27 (b) ......... 71,729
180,663 M&T Equipment Notes, Series 2024-
1A, Class A2,
4 .99% , 08/18/31 (b) ......... 181,178
175,787 SFS Auto Receivables Securitization
Trust, Series 2024-2A, Class A3,
5 .33% , 11/20/29 (b) ......... 177,841
500,000 T-Mobile US Trust, Series 2025-1A,
Class A,
4 .74% , 11/20/29 (b) ......... 506,786
500,000 Verizon Master Trust, Series 2025-1,
Class A,
4 .71% , 01/21/31 ........... 508,210
485,631 Wheels Fleet Lease Funding 1 LLC,
Series 2025-1A, Class A1,
4 .57% , 01/18/40 (b) ......... 490,144
5,312,005
Total Asset-Backed Securities
(Cost $6,655,808)
6,717,446

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
4
January 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
U.S. GOVERNMENT SECURITIES — 59.8%
U.S. Treasury Bills — 5 .5%
$ 2,750,000 3 .54% , 10/01/26 (c) ............. $ 2,686,625
5,425,000 3 .51% , 12/24/26 (c) ............. 5,259,242
7,945,867
U.S. Treasury Notes — 54 .3%
1,519,000 3 .63% , 05/15/26 ............... 1,518,694
2,569,000 4 .38% , 08/15/26 ............... 2,578,774
2,366,000 4 .63% , 11/15/26 ............... 2,384,170
2,798,000 4 .00% , 01/15/27 ............... 2,809,454
2,715,000 4 .13% , 02/28/27 ............... 2,731,171
1,962,000 4 .50% , 05/15/27 ............... 1,985,222
2,724,000 4 .38% , 07/15/27 ............... 2,756,135
3,510,000 4 .13% , 09/30/27 ............... 3,543,043
5,663,000 3 .88% , 11/30/27 ............... 5,696,403
8,300,000 3 .38% , 12/31/27 ............... 8,276,008
3,338,000 4 .00% , 02/29/28 ............... 3,367,859
2,775,000 3 .75% , 04/15/28 ............... 2,786,165
5,133,000 4 .00% , 06/30/28 ............... 5,184,932
3,948,000 4 .38% , 08/31/28 ............... 4,024,030
4,850,000 3 .50% , 10/15/28 ............... 4,838,254
6,210,000 3 .50% , 01/15/29 ............... 6,192,049
6,647,000 4 .00% , 01/31/29 ............... 6,719,702
2,046,000 4 .00% , 07/31/29 ............... 2,068,378
1,910,000 4 .13% , 11/30/29 ............... 1,938,352
2,200,000 4 .25% , 01/31/30 ............... 2,242,969
2,390,000 3 .88% , 07/31/30 ............... 2,401,016
2,750,000 3 .63% , 12/31/30 ............... 2,728,301
78,771,081
Total U.S. Government Securities
(Cost $86,327,455)
86,716,948
Shares
INVESTMENT COMPANY — 1.4%
2,029,519 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class ,
3 .56% (d) ................. 2,029,519
Total Investment Company
(Cost $2,029,519)
2,029,519
TOTAL INVESTMENTS — 98.8%
(Cost $142,401,440)
$ 143,234,344
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.2%
1,805,143
NET ASSETS — 100.0%
$ 145,039,487
(a) Floating or variable rate security. For securities where the coupon is described as “SOFR + spread” and a single fixed rate is shown, the rate presented reflects the initial fixed rate in effect as of January
31, 2026. On the contractual reset date, these securities convert from the initial fixed rate to a floating rate based on the applicable
SOFR reference rate plus the stated spread. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. The Reference Rate is defined below. Interest Rate shown reflects the rate in effect as of
January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Zero coupon security. The rate represents the current yield as of
January 31, 2026.
(d) The rate shown represents the current yield as of January 31, 2026.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate